Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hotchkis & Wiley Funds
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Diversified Value Fund
Class Name	Class A
Trading Symbol	HWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Diversified Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Diversified Value Fund returned 18.48% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.

• Stock selection in communication services, information technology, and consumer discretionary was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.48	11.65	9.00
Class A (with sales charge)	12.26	10.45	8.41
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 111,256,188
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 499,450
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$111,256,188
Number of Holdings	77
Net Advisory Fee	$499,450
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Holdings	(%)
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.6%
Telefonaktiebolaget LM Ericsson	3.5%
Workday, Inc.	3.2%
APA Corp.	3.2%
General Motors Company	3.0%
F5, Inc.	2.8%
Elevance Health, Inc.	2.8%
Alphabet, Inc.	2.3%
Comcast Corp.	2.3%

Material Fund Change [Text Block]
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Disciplined Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Diversified Value Fund
Class Name	Class I
Trading Symbol	HWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Diversified Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Diversified Value Fund returned 18.81% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.

• Stock selection in communication services, information technology, and consumer discretionary was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	18.81	11.92	9.27
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 111,256,188
Holdings Count | $ / shares	77
Advisory Fees Paid, Amount	$ 499,450
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$111,256,188
Number of Holdings	77
Net Advisory Fee	$499,450
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Holdings	(%)
Citigroup, Inc.	3.9%
Wells Fargo & Co.	3.6%
Telefonaktiebolaget LM Ericsson	3.5%
Workday, Inc.	3.2%
APA Corp.	3.2%
General Motors Company	3.0%
F5, Inc.	2.8%
Elevance Health, Inc.	2.8%
Alphabet, Inc.	2.3%
Comcast Corp.	2.3%

Material Fund Change [Text Block]
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Disciplined Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Value Fund
Class Name	Class A
Trading Symbol	HWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Value Fund returned 18.03% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.03	10.24	8.46
Class A (with sales charge)	11.83	9.06	7.87
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 3,554,565,300,000
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 2,507,165
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$355,456,530
Number of Holdings	64
Net Advisory Fee	$2,507,165
Portfolio Turnover	22%

Holdings [Text Block]

Top Holdings	(%)
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.7%
Telefonaktiebolaget LM Ericsson	3.7%
F5, Inc.	3.6%
General Motors Co.	3.4%
APA Corp.	3.4%
Elevance Health, Inc.	3.4%
Hartford Financial Services Group, Inc.	2.6%
Comcast Corp.	2.6%
American International Group, Inc.	2.5%

Material Fund Change [Text Block]
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Value Fund
Class Name	Class I
Trading Symbol	HWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Value Fund returned 18.30% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	18.30	10.51	8.73
Russell 3000 Index	23.13	14.14	12.15
Russell 1000 Value Index	13.06	9.01	8.23
Russell 1000 Index	23.88	14.61	12.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 3,554,565,300,000
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 2,507,165
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$355,456,530
Number of Holdings	64
Net Advisory Fee	$2,507,165
Portfolio Turnover	22%

Holdings [Text Block]

Top Holdings	(%)
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.7%
Telefonaktiebolaget LM Ericsson	3.7%
F5, Inc.	3.6%
General Motors Co.	3.4%
APA Corp.	3.4%
Elevance Health, Inc.	3.4%
Hartford Financial Services Group, Inc.	2.6%
Comcast Corp.	2.6%
American International Group, Inc.	2.5%

Material Fund Change [Text Block]
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Value Fund
Class Name	Class Z
Trading Symbol	HWLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Value Fund returned 18.42% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	18.42	11.33
Russell 3000 Index	23.13	14.66
Russell 1000 Value Index	13.06	9.19
Russell 1000 Index	23.88	15.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 3,554,565,300,000
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 2,507,165
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$355,456,530
Number of Holdings	64
Net Advisory Fee	$2,507,165
Portfolio Turnover	22%

Holdings [Text Block]

Top Holdings	(%)
Citigroup, Inc.	4.0%
Wells Fargo & Co.	3.7%
Telefonaktiebolaget LM Ericsson	3.7%
F5, Inc.	3.6%
General Motors Co.	3.4%
APA Corp.	3.4%
Elevance Health, Inc.	3.4%
Hartford Financial Services Group, Inc.	2.6%
Comcast Corp.	2.6%
American International Group, Inc.	2.5%

Material Fund Change [Text Block]
Fund Name Change
Effective August 29, 2024, the Fund changed its name to Hotchkis & Wiley Large Cap Fundamental Value Fund.
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 1000 Value Index and Russell 1000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	HWMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 15.65% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services and consumer discretionary.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in utilities, financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.65	11.21	5.76
Class A (with sales charge)	9.58	10.01	5.19
Russell 3000 Index	23.13	14.14	12.15
Russell Midcap Value Index	11.98	8.49	7.60
Russell Midcap Index Index	12.88	9.46	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 432,171,338
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 3,497,573
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$432,171,338
Number of Holdings	73
Net Advisory Fee	$3,497,573
Portfolio Turnover	28%

Holdings [Text Block]

Top Holdings	(%)
Kosmos Energy Ltd.	4.9%
APA Corp.	4.8%
Popular, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	4.4%
Citizens Financial Group, Inc.	4.2%
Fluor Corp.	3.6%
F5, Inc.	3.3%
Adient PLC	2.7%
State Street Corp.	2.7%
CNO Financial Group, Inc.	2.4%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell Midcap Value Index and Russell Midcap Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class I
Trading Symbol	HWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 15.88% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services and consumer discretionary.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in utilities, financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	15.88	11.43	5.99
Russell 3000 Index	23.13	14.14	12.15
Russell Midcap Value Index	11.98	8.49	7.60
Russell Midcap Index	12.88	9.46	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 4,321,713,380,000
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 3,497,573
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$432,171,338
Number of Holdings	73
Net Advisory Fee	$3,497,573
Portfolio Turnover	28%

Holdings [Text Block]

Top Holdings	(%)
Kosmos Energy Ltd.	4.9%
APA Corp.	4.8%
Popular, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	4.4%
Citizens Financial Group, Inc.	4.2%
Fluor Corp.	3.6%
F5, Inc.	3.3%
Adient PLC	2.7%
State Street Corp.	2.7%
CNO Financial Group, Inc.	2.4%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell Midcap Value Index and Russell Midcap Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	HWMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 16.05% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services and consumer discretionary.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in utilities, financials and industrials helped relative performance.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	16.05	14.03
Russell 3000 Index	23.13	14.66
Russell Midcap Value Index	11.98	8.68
Russell Midcap Index	12.88	9.87

Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 432,171,338
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 3,497,573
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$432,171,338
Number of Holdings	73
Net Advisory Fee	$3,497,573
Portfolio Turnover	28%

Holdings [Text Block]

Top Holdings	(%)
Kosmos Energy Ltd.	4.9%
APA Corp.	4.8%
Popular, Inc.	4.4%
Telefonaktiebolaget LM Ericsson	4.4%
Citizens Financial Group, Inc.	4.2%
Fluor Corp.	3.6%
F5, Inc.	3.3%
Adient PLC	2.7%
State Street Corp.	2.7%
CNO Financial Group, Inc.	2.4%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell Midcap Value Index and Russell Midcap Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class A
Trading Symbol	HWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 11.41% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	11.41	11.74	7.22
Class A (with sales charge)	5.56	10.54	6.64
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 7,772,304,860,000
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 5,147,846
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class I
Trading Symbol	HWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 11.68% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	11.68	11.96	7.46
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 7,772,304,860,000
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 5,147,846
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class C
Trading Symbol	HWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.95%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 10.60% for  Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	10.60	10.92	6.43
Class C (with sales charge)	9.60	10.92	6.43
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 777,230,486
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 5,147,846
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class Z
Trading Symbol	HWSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 11.80% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection and an underweight in information technology was the largest relative detractor, followed by stock selection in communication services, consumer discretionary and consumer staples.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in financials and industrials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	11.80	13.31
Russell 3000 Index	23.13	14.66
Russell 2000 Value Index	10.90	7.59
Russell 2000 Index	10.06	7.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 777,230,486
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 5,147,846
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$777,230,486
Number of Holdings	66
Net Advisory Fee	$5,147,846
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	6.3%
Stagwell, Inc.	4.8%
NOV, Inc.	4.5%
Arrow Electronics, Inc.	4.4%
Popular, Inc.	3.6%
Ecovyst, Inc.	3.4%
Enstar Group Ltd.	3.3%
Fluor Corp.	3.2%
Jones Lang LaSalle, Inc.	2.9%
First Hawaiian, Inc.	2.9%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class A
Trading Symbol	HWVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 8.33% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• The overweight to small cap stocks with a market cap below $1 billion negatively impacted relative performance, as micro caps lagged.
• Stock selection in information technology, communication services, and health care detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in energy helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.33	9.08	7.71
Class A (with sales charge)	2.67	7.90	7.13
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 788,569,923
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 4,539,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$788,569,923
Number of Holdings	359
Net Advisory Fee	$4,539,446
Portfolio Turnover	54%

Holdings [Text Block]

Top Holdings	(%)
Sandy Spring Bancorp, Inc.	0.5%
National Energy Services Reunited Corp.	0.5%
ACI Worldwide, Inc.	0.5%
California Resources Corp.	0.5%
NMI Holdings, Inc.	0.5%
Vista Outdoor, Inc.	0.5%
Hanmi Financial Corp.	0.5%
Zions Bancorp NA	0.4%
Eagle Bancorp, Inc.	0.4%
Bread Financial Holdings, Inc.	0.4%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 8.53% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• The overweight to small cap stocks with a market cap below $1 billion negatively impacted relative performance, as micro caps lagged.
• Stock selection in information technology, communication services, and health care detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in energy helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	8.53	9.36	7.98
Russell 3000 Index	23.13	14.14	12.15
Russell 2000 Value Index	10.90	7.07	6.23
Russell 2000 Index	10.06	6.94	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 788,569,923
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 4,539,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$788,569,923
Number of Holdings	359
Net Advisory Fee	$4,539,446
Portfolio Turnover	54%

Holdings [Text Block]

Top Holdings	(%)
Sandy Spring Bancorp, Inc.	0.5%
National Energy Services Reunited Corp.	0.5%
ACI Worldwide, Inc.	0.5%
California Resources Corp.	0.5%
NMI Holdings, Inc.	0.5%
Vista Outdoor, Inc.	0.5%
Hanmi Financial Corp.	0.5%
Zions Bancorp NA	0.4%
Eagle Bancorp, Inc.	0.4%
Bread Financial Holdings, Inc.	0.4%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class Z
Trading Symbol	HWVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 8.57% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• The overweight to small cap stocks with a market cap below $1 billion negatively impacted relative performance, as micro caps lagged.
• Stock selection in information technology, communication services, and health care detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Underweight position in the health care sector and stock selection in energy helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	8.57	10.03
Russell 3000 Index	23.13	14.66
Russell 2000 Value Index	10.90	7.59
Russell 2000 Index	10.06	7.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 788,569,923
Holdings Count | $ / shares	359
Advisory Fees Paid, Amount	$ 4,539,446
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$788,569,923
Number of Holdings	359
Net Advisory Fee	$4,539,446
Portfolio Turnover	54%

Holdings [Text Block]

Top Holdings	(%)
Sandy Spring Bancorp, Inc.	0.5%
National Energy Services Reunited Corp.	0.5%
ACI Worldwide, Inc.	0.5%
California Resources Corp.	0.5%
NMI Holdings, Inc.	0.5%
Vista Outdoor, Inc.	0.5%
Hanmi Financial Corp.	0.5%
Zions Bancorp NA	0.4%
Eagle Bancorp, Inc.	0.4%
Bread Financial Holdings, Inc.	0.4%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 2000 Value Index and Russell 2000 Index, the Fund’s prior benchmark indexes.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class A
Trading Symbol	HWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 21.33% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor to performance. Stock selection in communication services also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials were the primary contributors to relative performance, followed by stock selection in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	21.33	10.14	6.66
Class A (with sales charge)	14.98	8.96	6.09
MSCI World Index	20.19	11.78	9.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 37,580,034
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 157,288
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$37,580,034
Number of Holdings	61
Net Advisory Fee	$157,288
Portfolio Turnover	48%

Holdings [Text Block]

Top Holdings	(%)
Telefonaktiebolaget LM Ericsson	4.6%
F5, Inc.	3.8%
Workday, Inc.	3.8%
Elevance Health, Inc.	3.0%
Alphabet, Inc.	3.0%
CVS Health Corp.	2.6%
Citigroup, Inc.	2.5%
Siemens AG	2.5%
Medtronic PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class I
Trading Symbol	HWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 21.57% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology was the largest relative detractor to performance. Stock selection in communication services also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials were the primary contributors to relative performance, followed by stock selection in industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	21.57	10.41	6.92
MSCI World Index	20.19	11.78	9.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 37,580,034
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 157,288
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$37,580,034
Number of Holdings	61
Net Advisory Fee	$157,288
Portfolio Turnover	48%

Holdings [Text Block]

Top Holdings	(%)
Telefonaktiebolaget LM Ericsson	4.6%
F5, Inc.	3.8%
Workday, Inc.	3.8%
Elevance Health, Inc.	3.0%
Alphabet, Inc.	3.0%
CVS Health Corp.	2.6%
Citigroup, Inc.	2.5%
Siemens AG	2.5%
Medtronic PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Value Fund
Class Name	Class I
Trading Symbol	HWNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Value Fund returned 14.18% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an underweight in information technology were the largest relative detractors to performance, followed by stock selection in communication services, consumer discretionary, and materials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an overweight in financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class I	14.18	9.39	7.27
MSCI World Index	20.19	11.78	11.13
MSCI World ex-USA Index	11.22	6.55	6.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 3,646,979
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$3,646,979
Number of Holdings	54
Net Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]

Top Holdings	(%)
Telefonaktiebolaget LM Ericsson	5.2%
Siemens AG	4.1%
Shell PLC	3.7%
Samsung Electronics Co. Ltd.	3.5%
Babcock International Group PLC	3.5%
Lloyds Banking Group PLC	3.3%
Henkel AG & Co. KGaA	3.3%
WPP PLC	3.0%
Heineken Holding NV	3.0%
Qantas Airways Ltd.	2.8%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the MSCI World Index. The Fund will continue to show index performance for the MSCI World ex-USA Index, the Fund’s prior benchmark index.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Small Cap Diversified Value Fund returned 15.63% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI World Index, which returned 20.19%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in communication services and an underweight and stock selection in information technology were the largest relative detractors to performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in health care and consumer staples helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
Class I	15.63	15.16
MSCI World Index	20.19	14.13
MSCI World ex-USA Small Cap Index	7.80	6.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 8,063,379
Holdings Count | $ / shares	303
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$8,063,379
Number of Holdings	303
Net Advisory Fee	$0
Portfolio Turnover	62%

Holdings [Text Block]

Top Holdings	(%)
Canadian Western Bank	0.8%
Kamei Corp.	0.6%
Fast Fitness Japan, Inc.	0.6%
Inter Action Corp.	0.6%
Cresco Ltd.	0.6%
Financial Partners Group Co. Ltd.	0.6%
Morita Holdings Corp.	0.6%
GLOBERIDE, Inc.	0.6%
Trancom Co. Ltd.	0.6%
Dai Nippon Toryo Co. Ltd.	0.6%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the MSCI World Index. The Fund will continue to show index performance for the MSCI World ex-USA Small Cap Index, the Fund’s prior benchmark index.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class A
Trading Symbol	HWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.18%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 18.68% for  Class A shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.68	12.65	9.74
Class A (with sales charge)	12.44	11.44	9.14
Russell 3000 Index	23.13	14.14	12.15
Russell 3000 Value Index	12.93	8.89	8.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 653,108,717
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,501,560
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.4%
Workday, Inc.	4.8%
Arrow Electronics, Inc.	3.5%
Shell PLC	3.3%
Baker Hughes Co.	3.2%
Siemens AG	3.1%
General Motors Co.	3.1%
NOV, Inc.	3.1%
Stagwell, Inc.	3.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class C
Trading Symbol	HWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.90%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 17.85% for  Class C shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	17.85	11.85	8.94
Class C (with sales charge)	16.85	11.85	8.94
Russell 3000 Index	23.13	14.14	12.15
Russell 3000 Value Index	12.93	8.89	8.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 653,108,717
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,501,560
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.4%
Workday, Inc.	4.8%
Arrow Electronics, Inc.	3.5%
Shell PLC	3.3%
Baker Hughes Co.	3.2%
Siemens AG	3.1%
General Motors Co.	3.1%
NOV, Inc.	3.1%
Stagwell, Inc.	3.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class I
Trading Symbol	HWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 18.97% for  Class I shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	18.97	12.94	10.01
Russell 3000 Index	23.13	14.14	12.15
Russell 3000 Value Index	12.93	8.89	8.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 653,108,717
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,501,560
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class Z
Trading Symbol	HWAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 19.06% for  Class Z shares at net asset value (NAV) for the 12 months  ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Class Z	19.06	14.01
Russell 3000 Index	23.13	14.66
Russell 3000 Value Index	12.93	9.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 653,108,717
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 4,501,560
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$653,108,717
Number of Holdings	69
Net Advisory Fee	$4,501,560
Portfolio Turnover	71%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	6.8%
Telefonaktiebolaget LM Ericsson	6.4%
Workday, Inc.	4.8%
Arrow Electronics, Inc.	3.5%
Shell PLC	3.3%
Baker Hughes Co.	3.2%
Siemens AG	3.1%
General Motors Co.	3.1%
NOV, Inc.	3.1%
Stagwell, Inc.	3.0%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class A
Trading Symbol	HWHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 9.48% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 5.04%.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the retail, basic industry, and financial services sectors detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• From a sector perspective, credit selection within capital goods, energy, transportation, services, and leisure contributed to performance.
• From a ratings perspective, credit selection within the BB and B cohort were the primary contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.48	3.03	3.26
Class A (with sales charge)	5.37	2.24	2.87
ICE BofA U.S. Corporate Bond Index	5.04	0.78	2.39
ICE BofA BB-B U.S. High Yield Constrained Index	10.15	3.69	4.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 897,796,524
Holdings Count | $ / shares	212
Advisory Fees Paid, Amount	$ 4,451,409
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$897,796,524
Number of Holdings	212
Net Advisory Fee	$4,451,409
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.0%
Carnival Corp.	1.7%
TransDigm, Inc.	1.1%
Authentic Brands Group LLC	1.1%
Iracore Holdings Corp.	1.0%
TK Elevator Holdco GmbH	1.0%
WR Grace Holdings LLC	0.9%
Spirit AeroSystems, Inc.	0.8%
Mativ Holdings, Inc.	0.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the ICE BofA U.S. Corporate Bond Index. The Fund will continue to show index performance for the ICE BofA BB-B U.S. High Yield Constrained Index, the Fund’s prior benchmark index.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class I
Trading Symbol	HWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 9.68% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 5.04%.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the retail, basic industry, and financial services sectors detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• From a sector perspective, credit selection within capital goods, energy, transportation, services, and leisure contributed to performance.
• From a ratings perspective, credit selection within the BB and B cohort were the primary contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	9.68	3.34	3.55
ICE BofA U.S. Corporate Bond Index	5.04	0.78	2.39
ICE BofA BB-B U.S. High Yield Constrained Index	10.15	3.69	4.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 897,796,524
Holdings Count | $ / shares	212
Advisory Fees Paid, Amount	$ 4,451,409
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$897,796,524
Number of Holdings	212
Net Advisory Fee	$4,451,409
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.0%
Carnival Corp.	1.7%
TransDigm, Inc.	1.1%
Authentic Brands Group LLC	1.1%
Iracore Holdings Corp.	1.0%
TK Elevator Holdco GmbH	1.0%
WR Grace Holdings LLC	0.9%
Spirit AeroSystems, Inc.	0.8%
Mativ Holdings, Inc.	0.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the ICE BofA U.S. Corporate Bond Index. The Fund will continue to show index performance for the ICE BofA BB-B U.S. High Yield Constrained Index, the Fund’s prior benchmark index.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class Z
Trading Symbol	HWHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 9.90% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 5.04%.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the retail, basic industry, and financial services sectors detracted from relative performance.
TOP CONTRIBUTORS TO PERFORMANCE
• From a sector perspective, credit selection within capital goods, energy, transportation, services, and leisure contributed to performance.
• From a ratings perspective, credit selection within the BB and B cohort were the primary contributors to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2018)
Class Z	9.90	3.42	3.53
ICE BofA U.S. Corporate Bond Index	5.04	0.78	2.10
ICE BofA BB-B U.S. High Yield Constrained Index	10.15	3.69	4.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 897,796,524
Holdings Count | $ / shares	212
Advisory Fees Paid, Amount	$ 4,451,409
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$897,796,524
Number of Holdings	212
Net Advisory Fee	$4,451,409
Portfolio Turnover	44%

Holdings [Text Block]

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.0%
Carnival Corp.	1.7%
TransDigm, Inc.	1.1%
Authentic Brands Group LLC	1.1%
Iracore Holdings Corp.	1.0%
TK Elevator Holdco GmbH	1.0%
WR Grace Holdings LLC	0.9%
Spirit AeroSystems, Inc.	0.8%
Mativ Holdings, Inc.	0.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.8%

Material Fund Change [Text Block]
Other Material Fund Changes
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the ICE BofA U.S. Corporate Bond Index. The Fund will continue to show index performance for the ICE BofA BB-B U.S. High Yield Constrained Index, the Fund’s prior benchmark index.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
HW Opportunities MP Fund
Shareholder Report [Line Items]
Fund Name	HW Opportunities MP Fund
Class Name	HW Opportunities MP Fund
Trading Symbol	HOMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the HW Opportunities MP Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	www.hwcm.com/HOMPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The HW Opportunities MP Fund returned 20.57% at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the Russell 3000 Index, which returned 23.13%.
TOP DETRACTORS FROM PERFORMANCE
• Large cap stocks significantly outperformed their small cap counterparts. This performance disparity has widened the valuation gap between large cap and small cap stocks.
• Stock selection in information technology and communication services was the largest relative detractor. An underweight in the strong performing information technology sector also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in industrials and financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Fund	20.57	16.62
Russell 3000 Index	23.13	11.48
Russell 3000 Value Index	12.93	9.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.hwcm.com/HOMPX for more recent performance information. Visit www.hwcm.com/HOMPX for more recent performance information.
Net Assets	$ 64,347,023
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$64,347,023
Number of Holdings	54
Net Advisory Fee	$0
Portfolio Turnover	93%

Holdings [Text Block]

Top Holdings	(%)
Stagwell, Inc.	6.9%
Ecovyst, Inc.	5.5%
Siemens AG	5.3%
NOV, Inc.	5.0%
Randstad NV	4.8%
F5, Inc.	4.6%
Workday, Inc.	4.1%
U-Haul Holding Co.	4.1%
Olin Corp.	4.0%
Qantas Airways Ltd.	3.9%

Material Fund Change [Text Block]
Other Material Fund Changes
The Fund commenced operations following the completion of the reorganization of the HW Opportunities MP Fund, a series of Series Portfolio Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on December 15, 2023 (the “Reorganization”).
In connection with the Securities and Exchange Commission’s new Tailored Shareholder Report rule, the Fund’s primary benchmark index changed to the Russell 3000 Index. The Fund will continue to show index performance for the Russell 3000 Value Index, the Fund’s prior benchmark index.

Updated Prospectus Web Address	www.hwcm.com/HOMPX
Accountant Change Statement [Text Block]
As a result of the Reorganization after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Dec. 15, 2023